Concentration of Credit Risk (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Of Credit Risk [Line Items]
Number Of Major Customers	3	3
Sales Revenue [Member]
Concentration Of Credit Risk [Line Items]
Concentration Risk, Percentage	86.00%	68.00%
Accounts Receivable [Member]
Concentration Of Credit Risk [Line Items]
Concentration Risk, Percentage	97.00%	88.00%